Gator Capital Long/Short Fund
Schedule of Investments
July 31, 2024 (Unaudited)
COMMON STOCKS — LONG — 88.24% Shares Fair Value
Banks — 37.79%
Axos Financial, Inc.
(a)
25,000 $ 1,825,250
Banc of California, Inc. 56,600 791,268
Bridgewater Bancshares, Inc.
(a)
24,000 331,440
Business First Bancshares, Inc. 2,040 51,857
ConnectOne Bancorp, Inc. 14,142 342,519
Customers Bancorp, Inc.
(a)
17,100 1,102,608
Dime Community Bancshares, Inc. 7,063 178,553
First BanCorp 25,000 536,250
First Business Financial Services, Inc. 7,500 345,150
First Citizens BancShares, Inc., Class A 900 1,878,921
First Internet Bancorp 10,000 370,600
Meridian Bancorp, Inc. 10,986 127,987
New York Community Bancorp, Inc. 1 10
OFG Bancorp 19,991 907,991
Old Second Bancorp, Inc. 43,900 742,788
OP Bancorp 38,573 481,005
Pinnacle Financial Partners, Inc. 11,000 1,059,520
UMB Financial Corp. 15,000 1,530,300
Webster Financial Corp. 15,000 744,300
Western Alliance Bancorp 19,500 1,568,970
14,917,287
Casinos & Gaming — 1.51%
Caesars Entertainment, Inc.
(a)
9,000 359,550
Las Vegas Sands Corp. 6,000 238,020
597,570
Coal Mining — 0.42%
SunCoke Energy, Inc. 14,000 163,800
Computer Hardware & Storage — 1.15%
Dell Technologies, Inc., Class C 4,000 454,720
Consumer Finance — 8.72%
Navient Corp. 37,000 607,170
OneMain Holdings, Inc. 12,500 653,250
SLM Corp. 68,000 1,542,920
Synchrony Financial 12,600 639,954
3,443,294
Data & Transaction Processors — 2.58%
Visa, Inc., Class A 1,900 504,773
WEX, Inc.
(a)
2,801 513,843
1,018,616
Data Processing & Outsourced Services — 2.58%
PayPal Holdings, Inc.
(a)
15,500 1,019,590
Diversified Banks — 3.26%
Barclays PLC, Sponsored - ADR 108,000 1,287,360

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS — LONG — 88.24% - continued Shares Fair Value
Institutional Brokerage — 3.08%
Interactive Brokers Group, Inc., Class A 10,200 $ 1,216,554
Insurance Brokers & Services — 0.40%
Kingstone Companies, Inc.
(a)
22,629 159,761
Internet Media & Services — 2.41%
Meta Platforms, Inc., Class A 2,000 949,660
Investment Companies — 0.67%
BBX Capital, Inc.
(a)
32,801 264,048
Life Insurance — 4.91%
Genworth Financial, Inc., Class A
(a)
39,000 264,030
Jackson Financial, Inc., Class A 19,000 1,673,140
1,937,170
Private Equity — 5.53%
The Carlyle Group, Inc. 20,000 994,800
Victory Capital Holdings, Inc., Class A 22,694 1,188,939
2,183,739
Real Estate Services — 2.54%
Anywhere Real Estate, Inc.
(a)
212,500 1,003,000
Steel Producers — 0.39%
United States Steel Corp. 3,750 154,088
Wealth Management — 10.30%
Ameriprise Financial, Inc. 2,500 1,075,175
Robinhood Markets, Inc., Class A
(a)
76,000 1,563,320
Stifel Financial Corp. 12,000 1,064,040
Virtus Investment Partners, Inc. 1,600 361,600
4,064,135
Total Common Stocks — Long— (Cost $22,089,238) 34,834,392
PREFERRED STOCKS — LONG — 6.35%
Specialty Finance — 6.35%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 36,000 878,400
Chimera Investment Corp., Series B, 8.00% 14,391 356,465
Chimera Investment Corp., Series D, 8.00% - Series D 19,717 492,334
Federal National Mortgage Association, Series O, 7.00%
(a)
9,625 69,300
Federal National Mortgage Association, Series R, 7.63%
(a)
20,250 76,780
SLM Corp., Series B, 1.70% 8,276 632,948
Total Preferred Stocks — Long— (Cost $1,942,854) 2,506,227

Gator Capital Long/Short Fund
Schedule of Investments (continued)
July 31, 2024 (Unaudited)
MONEY MARKET FUNDS - 6.54% Shares Fair Value
First American Treasury Obligations Fund - Class X, 5.20%
(b)
2,583,609 $ 2,583,609
Total Money Market Funds (Cost $2,583,609) 2,583,609
Total Investments — 101.13% (Cost $26,615,701) 39,924,228
Liabilities in Excess of Other Assets — (1.13)% (444,916)
NET ASSETS — 100.00% $ 39,479,312
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of July 31, 2024.
ADR - American Depositary Receipt.

Gator Capital Long/Short Fund
Schedule of Securities Sold Short
July 31, 2024 (Unaudited)
COMMON STOCKS — SHORT — (35.22)% Shares Fair Value
Banks — (18.63)%
Bank of Hawaii Corp. (12,200) $ (836,798)
Capitol Federal Financial, Inc. (165,800) (1,047,856)
City Holding Co. (883) (107,638)
Columbia Banking System, Inc. (32,700) (855,432)
Commerce Bancshares, Inc. (4,084) (264,276)
First Financial Bankshares, Inc. (6,250) (240,375)
First Interstate BancSystem, Inc., Class A (24,000) (757,680)
Hingham Institution for Savings (3,000) (746,070)
Northwest Bancshares, Inc. (9,142) (128,354)
Park National Corp. (1,700) (300,832)
Renasant Corp. (19,000) (653,410)
Seacoast Banking Corporation of Florida (8,500) (236,640)
Texas Capital Bancshares, Inc.
(a)
(8,900) (588,290)
United Bankshares, Inc. (15,100) (587,843)
(7,351,494)
Commercial Vehicles — (0.01)%
Nikola Corp.
(a)
(333) (2,990)
Diversified Banks — (1.02)%
Bank of America Corp. (10,000) (403,100)
Industrial Wholesale & Rental — (1.30)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (513,380)
Infrastructure Software — (0.06)%
Upstart Holdings, Inc.
(a)
(800) (22,344)
Internet Media & Services — (0.30)%
Opendoor Technologies, Inc.
(a)
(50,800) (117,856)
Investment Management — (1.45)%
T. Rowe Price Group, Inc. (5,000) (571,050)
Mortgage Finance — (2.23)%
MGIC Investment Corp. (35,400) (879,336)
Multi Asset Class REITs — (1.52)%
Vornado Realty Trust (20,000) (599,800)
Non-Alcoholic Beverages — (0.03)%
Oatly Group AB - ADR
(a)
(15,651) (15,449)
Office REITs — (4.01)%
Boston Properties, Inc. (5,200) (370,812)
Corporate Office Properties Trust (15,000) (434,550)
Cousins Properties, Inc. (16,000) (440,160)
JBG SMITH Properties (20,700) (338,445)
(1,583,967)
P&c Insurance — (2.16)%
Radian Group, Inc. (23,000) (853,300)
P&C Insurance — (0.07)%
Lemonade, Inc.
(a)
(1,442) (25,999)

Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
July 31, 2024 (Unaudited)
COMMON STOCKS — SHORT — (35.22)% - continued Shares Fair Value
Packaged Food — (0.03)%
Beyond Meat, Inc.
(a)
(1,600) $ (10,048)
Real Estate Services — (0.53)%
Compass, Inc., Class A
(a)
(47,400) (208,086)
Wealth Management — (1.87)%
Charles Schwab Corp. (The) (11,300) (736,647)
Total Common Stocks - Short (Proceeds Received $13,697,923) (13,894,846)
EXCHANGE-TRADED FUNDS — SHORT — (0.26)%
Exchange-Traded Funds — (0.26)%
Direxion Daily Financial Bear 3X Shares (11,700) (104,130)
Total Exchange-Traded Funds (Proceeds Received $(499,663)) (104,130)
TOTAL SECURITIES SOLD SHORT - (35.48)% (Proceeds Received
$14,197,586) (13,998,976)
(a) Non-income producing security.
ADR - American Depositary Receipt.